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                               MFS SERIES TRUST VI
              500 Boylston Street, Boston, Massachusetts 02116-3741
                                 (617) 954-5000




                                            March 1, 1996




VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, DC  20549

Re:      MFS Series Trust VI (the "Trust")
         MFS World Total Return Fund
         MFS Utilities Fund
         MFS World Equity Fund
         (File No. 33-34502

Ladies and Gentlemen:

         Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus and Statement of Additional Information for each individual series of the Trust does not differ from that contained in Post-Effective Amendment No. 9 (the "Amendment") to the Trust's Registration Statement on Form N-1A. This Amendment was filed electronically on February 28, 1996.

         Please call the undersigned or Karen M. Ray at (617) 954-5000 or
(800) 343-2829 with any questions you may have.

                                            Very truly yours,



                                            JAMES R. BORDEWICK, JR.
                                            James R. Bordewick, Jr.
                                            Assistant Secretary

JRB/bjn